Prospectus Supplement                                      207563 9/03
dated September 30, 2003 to:
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PUTNAM GLOBAL NATURAL RESOURCES FUND
Prospectus dated December 30, 2002

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.



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
Portfolio leader              Since     Experience
-------------------------------------------------------------------------------------------
Josh H. Brooks                2003      2003 - Present          Putnam Management
                                        Prior to Apr. 2003      Delaware Investments
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Portfolio members             Since     Experience
-------------------------------------------------------------------------------------------
Maria Elena Drew              2003      2003 - Present          Putnam Management
                                        Prior to Sept. 2003     Delaware Investments
                                        Prior to Oct. 2000      Donaldson Lufkin & Jenrette
                                        Prior to Mar. 1999      Brean Murray & Co.
-------------------------------------------------------------------------------------------
Ellis A. Eckland              2003      2001 - Present          Putnam Management
-------------------------------------------------------------------------------------------
Christopher J. O'Malley       2003      2001 - Present          Putnam Management
                                        Prior to Nov. 1999      Eaton Vance Management
-------------------------------------------------------------------------------------------
Konstantin Stoev              2003      2000 - Present          Putnam Management
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